FAIR VALUE MEASUREMENTS (Measured on Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 9,325	$ 5,494
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 9,773	9,325	5,494
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Inventory Supply Arrangement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		35,511	4,251
Derivative, Collateral, Obligation to Return Cash		0	0
Derivative Asset		35,511	4,251
Inventory Supply Arrangement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0	0
Inventory Supply Arrangement Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		35,511	4,251
Inventory Supply Arrangement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0	0
Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	30,065	52,482	397,676
Derivative, Collateral, Right to Reclaim Cash	(30,065)	(52,482)	(397,676)
Derivative Liability	0	0	0
Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	26,618	49,960	390,144
Derivative Liability		49,960
Commodity contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	3,447	2,522	7,338
Derivative Liability		2,522
Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0	194
Derivative Liability		0
Catalyst Lease Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Collateral, Right to Reclaim Cash	0	0	0
Obligations, Fair Value Disclosure	44,286	31,802	36,559
Catalyst Lease Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations, Fair Value Disclosure	0	0	0
Catalyst Lease Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations, Fair Value Disclosure	44,286	31,802	36,559
Catalyst Lease Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations, Fair Value Disclosure	0	0	0
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	307,508	631,280	5,575
Money market funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	307,508	631,280	5,575
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0	0
Money market funds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0	0
Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	34,908	98,609	428,831
Derivative, Collateral, Obligation to Return Cash	(30,065)	(52,482)	(397,676)
Derivative Asset	4,843	46,127	31,155
Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	24,086	63,810	415,023
Derivative Asset		63,810
Commodity contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	10,440	31,256	12,093
Derivative Asset		31,256
Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	382	3,543	1,715
Derivative Asset		3,543
Inventory Intermediation Agreement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	6,194	35,511	94,834
Derivative, Collateral, Obligation to Return Cash	0	0	0
Derivative Asset	6,194	35,511	94,834
Inventory Intermediation Agreement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0		0
Derivative Asset		0
Inventory Intermediation Agreement Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	6,194		94,834
Derivative Asset		35,511
Inventory Intermediation Agreement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 0		$ 0
Derivative Asset		$ 0